Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Denominator:
Weighted-average shares outstanding	4,166,586	5,193,750
Weighted-average shares outstanding	4,166,586	5,193,750
Basic net income per share	$ 0.06	$ 0.3
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ 45,224	$ 5,627,425
Denominator:
Weighted-average shares outstanding	738,327	18,975,000
Weighted-average shares outstanding	738,327	18,975,000
Basic net income per share	$ 0.06	$ 0.3
Common stock [Member]
Numerator:
Allocation of net income	$ 255,209	$ 1,540,313
Denominator:
Weighted-average shares outstanding	4,166,586	5,193,750
Weighted-average shares outstanding	4,166,586	5,193,750
Basic net income per share	$ 0.06